UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment []; Amendment Number: ____
  This Amendment (check only one):
  [   ] is a restatement
  [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:
Name: 	AKRE CAPITAL MANAGEMENT LLC
Address:1001 NINETEENTH STREET NORTH
	ARLINGTON, VA  22209

Form 13F File Number: 28-06599
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Tricia Tauzin
Title: 	Director of Client Services
Phone:	703-312-9720

Signature, Place, and Date of Signing:
Tricia Tauzin	Arlington, VA		28-Feb-02
[Signature]     [City, State]		[Date]

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reproted by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
Form 13F File Number			Name
28-___________________			_____________________________
[Repeat as necessary]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total ($ in thousands): $115773

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" amd omit the column headings and list entries.]

No.	Form 13F File Number			Name

_______	28- _______________			______________________

[Repeat as necessary.]

Form 13F Information Table

	Title of 		Value	Prn		Investment 	Other 	Voting
Name of Issuer	Class	CUSIP	x1000	Amt.	Sh	Discretion	Managers	Auth

Abbott Lab	com  	002824100	669	12000	sh	sole	0	12000
AES	com  	00130H105	1145	70000	sh	sole	0	70000
Airnet Sys	com  	009417106	330	40100	sh	sole	0	40100
Alliance Gam	com  	01859P609	3891	132400	sh	sole	0	132400
Amer Tower A	com  	029912201	2358	249000	sh	sole	0	249000
Balchem	com  	057665200	854	40000	sh	sole	0	40000
Bank of NY	com  	064057102	3412	83622	sh	sole	0	83622
Berk Hath A	com  	084670108	8467	112	sh	sole	0	112
Berk Hath B	com  	084670207	2313	916	sh	sole	0	916
Bristol Myers	com  	110122108	490	9600	sh	sole	0	9600
Burke & Herbert	com  	121331102	1446	1638	sh	sole	0	1638
Citigroup	com  	172967101	5275	104501	sh	sole	0	104501
Coca-Cola	com  	191216100	377	7992	sh	sole	0	7992
Colonial Hold	com  	195746102	105	104200	sh	sole	0	104200
Corus Ban	com  	220873103	318	7000	sh	sole	0	7000
Costco	com  	22160K105	888	20000	sh	sole	0	20000
CSX Corp	com  	126408103	334	9518	sh	sole	0	9518
Dover Downs	com  	260086103	5868	383547	sh	sole	0	383547
Freddie Mac	com  	313400301	5355	81879	sh	sole	0	81879
GATX	com  	361448103	488	15000	sh	sole	0	15000
Gemstar 	com  	G3788V106	665	24000	sh	sole	0	24000
II VI 	com  	902104108	1189	69000	sh	sole	0	69000
Int'l Gaming	com  	459902102	1708	25000	sh	sole	0	25000
Intl Spwy-A	com  	460335201	2370	60607	sh	sole	0	60607
Intl Spwy B	com  	460335102	12565	317870	sh	sole	0	317870
Key 3 Media	com  	49326R104	320	60000	sh	sole	0	60000
Kinder Morgan	com  	49455P101	557	10000	sh	sole	0	10000
Liberty Media	com  	530718105	474	33845	sh	sole	0	33845
Markel	com  	570535104	17879	99519	sh	sole	0	99519
Massey Energy	com  	576206106	207	10000	sh	sole	0	10000
Micros Sys	com  	594901100	1421	56600	sh	sole	0	56600
Ovation	com  	690148101	247	49463	sh	sole	0	49463
PDS Gaming	com  	69329T105	512	160000	sh	sole	0	160000
Penn Natl	com  	707569109	25145	829760	sh	sole	0	829760
Philip Morris	com  	718154107	413	9000	sh	sole	0	9000
Shuffle Master	com  	825549108	2358	150500	sh	sole	0	150500
Wells Fargo	com  	949740104	2664	61311	sh	sole	0	61311
White Mtn	com  	G9618E107	696	2000	sh	sole	0	2000